NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2015
NET INCOME (LOSS) PER SHARE
Schedule of calculation of net income (loss) per share

	For the years ended March 31,
	2013	2014	2015

Net income attributable to iKang Guobin Healthcare Group, Inc.	$12,111	$21,607	$27,113

Deemed dividend to Series A shares	5,112	—	5
Deemed dividend to Series B shares	5,204	—	3
Deemed dividend to Series C shares	4,366	—	9
Deemed dividend to Series D shares	14,875	1,945	27
Deemed dividend to Series E shares	20,308	—	21
Deemed dividend to Series F shares	34,441	18,491	35
Undistributed earnings allocated to Series A shares	150	118	3
Undistributed earnings allocated to Series B shares	200	130	3
Undistributed earnings allocated to Series C shares	265	231	6
Undistributed earnings allocated to Series D shares	831	789	19
Undistributed earnings allocated to Series E shares	1,324	1,323	33
Undistributed earnings allocated to Series F shares	48	4,719	137

	For the years ended March 31,
	2013	2014	2015

Net (loss) income attributed to common and preferred shareholders for computing net income per common share- basic and diluted (1)	(75,013)	(6,139)	26,812

Numerator:
Series A shares-
Deemed dividend	5,112	—	5
Undistributed earnings allocation	150	118	3

	5,262	118	8

Series B shares-
Deemed dividend	5,204	—	3
Undistributed earnings allocation	200	130	3

	5,404	130	6

Series C shares-
Deemed dividend	4,366	—	9
Undistributed earnings allocation	265	231	6

	4,631	231	15

Series D shares-
Deemed dividend	14,875	1,945	27
Undistributed earnings allocation	831	789	19

	15,706	2,734	46

Series E shares-
Deemed dividend	20,308	—	21
Undistributed earnings allocation	1,324	1,323	33

	21,632	1,323	54

Series F shares-
Deemed dividend	34,441	18,491	35
Undistributed earnings allocation	48	4,719	137

	34,489	23,210	172

Net (loss) income attributed to common shareholders for computing net income per common share- basic and diluted(1)	(75,013)	(6,139)	26,812

	For the years ended March 31,
	2013	2014	2015
Denominator:

Weighted average common shares outstanding used in computing diluted net income per common share-basic(2)	6,683,678	6,340,005	32,884,357

Weighted average shares outstanding used in computing net income per common shares-diluted (2)	6,683,678	6,340,005	34,114,872

Weighted average shares used in computing basic net income per shares
Series A shares	1,386,984	1,094,668	23,993
Series B shares	1,054,620	686,368	15,044
Series C shares	2,069,410	1,944,854	42,627
Series D shares	6,088,557	5,717,326	121,896
Series E shares	4,289,457	4,289,457	94,015
Series F shares	63,763	6,075,702	157,911

Net (loss) income per common share attributable to iKang Healthcare Group, Inc.-basic	$(11.22)	$(0.97)	$0.82

Net (loss) income per common share attributable to iKang Healthcare Group, Inc.-diluted	$(11.22)	$(0.97)	$0.79

Net income per Series A shares	$3.79	$0.11	$0.33
Net income per Series B shares	$5.13	$0.19	$0.40
Net income per Series C shares	$2.24	$0.12	$0.35
Net income per Series D shares	$2.58	$0.48	$0.38
Net income per Series E shares	$5.04	$0.31	$0.57
Net income per Series F shares	$540.89	$3.82	$1.09

Notes:

(1)	The Class A, Class B and Class C common shares enjoy the same dividend participating right, therefore earnings per share of each class was not separately presented.

(2)	The calculation of the weighted average number of common shares for the purpose of diluted net income (loss) per share has considered the effect of certain potentially dilutive securities.